Financial Instrument Risk - Summary of the Group's Exposure to Currency Risk from Foreign Currency Denominated Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Exposure To Currency Risk From Foreign Currency Denominated Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 158,646	$ 72,199
Currency risk [member] | Argentine Peso
Disclosure In Tabular Form Of Exposure To Currency Risk From Foreign Currency Denominated Financial Assets And Liabilities [Line Items]
Financial assets	438	353
Financial liabilities	(54)	(28)
Currency risk [member] | Euro
Disclosure In Tabular Form Of Exposure To Currency Risk From Foreign Currency Denominated Financial Assets And Liabilities [Line Items]
Financial assets	143	155
Financial liabilities	(369)	(694)
Currency risk [member] | Renminbi
Disclosure In Tabular Form Of Exposure To Currency Risk From Foreign Currency Denominated Financial Assets And Liabilities [Line Items]
Financial assets	130	310
Financial liabilities	$ (13)	$ (28)